Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0002134552
Registrant Name	US ELEMENTAL INC.
Registration File Number	333-296412
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A